Cost and Expenses by Nature - Summary of Cost and Expenses by Nature (Parenthetical) (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of cost and expenses by nature [abstract]
Associated costs and expenses in crude oil processing	$ 42,793,329	$ 53,102,043
General expenses with third party services	$ 4,198,747	$ 5,783,283